UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2008
                                                 -------------------------------

Check here if Amendment [_]; Amendment Number: ______
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sirius Advisors LLC
Address:     2250 E Imperial Hwy., Suite 200
             El Segundo, CA 90245


Form 13F File Number: 28-
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Garrett M. Wilson
      ------------------------------------------------
Title:            President
        ----------------------------------------------
Phone:            (310) 492-5114
       -----------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Garrett M. Wilson               El Segundo, CA            11/05/2008
-------------------------------- ------------------------ -------------------
[Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                   ----------------------

Form 13F Information Table Entry Total:              10
                                        -----------------

Form 13F Information Table Value Total:          $3,275
                                        -----------------
                                            (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES OR   SH/ PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP        (X$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED   NONE
--------------------------- -------------- ------------ ---------- --------------- ---- ------- -------- --------- --------- -----
BERKSHIRE HATHAWAY INC DEL  CL B           084670207          527          120 SH       SOLE        0         120         0      0
COMCAST CORP NEW            CL A SPL       20030N200          541       27,450 SH       SOLE        0      27,450         0      0
CROWN CRAFTS INC            COM            228309100          134       40,000 SH       SOLE        0      40,000         0      0
FORGENT NETWORKS INC        COM            34629U103           94      323,509 SH       SOLE        0     323,509         0      0
ISORAY INC                  COM            46489V104           74      123,573 SH       SOLE        0     123,573         0      0
MERCK & CO INC              COM            589331107          436       13,807 SH       SOLE        0      13,807         0      0
OFFICE DEPOT INC            COM            676220106           62       10,600 SH       SOLE        0      10,600         0      0
PINNACLE AIRL CORP          COM            723443107          614      154,298 SH       SOLE        0     154,298         0      0
SCHERING PLOUGH CORP        COM            806605101          664       35,952 SH       SOLE        0      35,952         0      0
WINN DIXIE STORES INC       COM NEW        974280307          139       10,000 SH       SOLE        0      10,000         0      0
                                                       ----------
                                                            3,275